Related Parties and Others	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Related Parties and Others
29.
Related Parties and Others

(a)
Related parties

Related parties as of December 31, 2023 are as follows:

Classification	Description
Associates(*)	Paju Electric Glass Co., Ltd. and others
Entity that has significant influence over the Controlling Company	LG Electronics Inc.
Subsidiaries of the entity that has significant influence over the Controlling Company	Subsidiaries of LG Electronics Inc.

(*) Details of associates are described in Note 8.

29.
Related Parties and Others, Continued

(b)
Significant transactions such as sales of goods and purchases of raw material and outsourcing service and others, which occurred in the normal course of business with related parties for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)	2021
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates
AVATEC Co., Ltd.	₩	—	200	713	—	72,156	1,485
Paju Electric Glass Co., Ltd.		—	3,668	365,400	—	—	2,734
WooRee E&L Co., Ltd.		—	—	13,541	—	—	79
YAS Co., Ltd.		—	200	10,337	54,071	—	9,824
Cynora GmbH		—	—	10	—	—	—
Material Science Co., Ltd.		—	—	187	—	—	—
	₩	—	4,068	390,188	54,071	72,156	14,122

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	₩	270,396	—	19,805	395,654	—	130,924

Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	₩	97,475	—	—	—	—	418
LG Electronics Vietnam Haiphong Co., Ltd.		414,806	—	—	607	—	1,445
LG Electronics Nanjing New Technology Co., Ltd.		449,390	—	—	—	—	1,263
LG Electronics RUS, LLC		98,812	—	—	—	—	1,141

29.
Related Parties and Others, Continued

(In millions of won)	2021
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics do Brasil Ltda.	₩	154,565	—	—	—	—	543
LG Innotek Co., Ltd.		3,753	—	26,874	451	—	85,471
HI-M Solutek Co., Ltd		—	—	44	—	—	5,662
LG Electronics Mexicalli, S.A. DE C.V.		269,305	—	—	—	—	89
LG Electronics Mlawa Sp. z o.o.		1,254,164	—	—	—	—	577
LG Electronics Reynosa, S.A. DE C.V.		1,256,107	—	—	—	—	1,011
LG Electronics Egypt S.A.E.		106,469	—	—	—	—	159
LG Electronics Japan, Inc.		—	—	—	10	—	5,334
P.T. LG Electronics Indonesia		537,944	—	—	—	—	574
LG Electronics Taiwan Taipei Co., Ltd.		5,046	—	—	—	—	659
LG Electronics Nanjing Vehicle Components Co., Ltd.		2,009	—	—	—	—	—
LG Technology Ventures LLC		—	—	—	—	—	4,411
Others		5	—	739	602	—	968
	₩	4,649,850	—	27,657	1,670	—	109,725
	₩	4,920,246	4,068	437,650	451,395	72,156	254,771

29.
Related Parties and Others, Continued

(In millions of won)	2022
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates
AVATEC Co., Ltd.	₩	—	—	58	—	64,492	3,617
Paju Electric Glass Co., Ltd.		—	4,361	245,962	—	—	2,942
WooRee E&L Co., Ltd.		—	—	12,321	—	—	2
YAS Co., Ltd.		—	100	14,291	29,951	—	8,038
Material Science Co., Ltd.		—	—	17	—	—	—
	₩	—	4,461	272,649	29,951	64,492	14,599

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	₩	238,358	—	19,808	517,476	—	137,703

Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	₩	70,514	—	—	—	—	519
LG Electronics Vietnam Haiphong Co., Ltd.		468,380	—	—	—	—	882
LG Electronics Nanjing New Technology Co., Ltd.		334,099	—	—	—	—	1,178
LG Electronics RUS, LLC		23,458	—	—	—	—	414

29.
Related Parties and Others, Continued

(In millions of won)	2022
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics do Brasil Ltda.	₩	88,835	—	—	—	—	200
LG Innotek Co., Ltd.		27,698	—	10,122	—	—	79,515
LG Electronics Mlawa Sp. z o.o.		1,178,140	—	—	—	—	1,089
LG Electronics Reynosa, S.A. DE C.V.		1,195,146	—	—	—	—	958
LG Electronics Egypt S.A.E.		72,055	—	—	—	—	372
LG Electronics Japan, Inc.		—	—	—	16	—	7,307
P.T. LG Electronics Indonesia		531,543	—	—	—	—	1,415
LG Electronics Taiwan Taipei Co., Ltd.		3,433	—	—	—	—	615
LG Technology Ventures LLC		—	—	—	—	—	4,922
HI-M Solutek Co., Ltd		—	—	58	—	—	9,258
LG Electronics U.S.A., Inc.		—	—	—	—	—	2,315
Others		572	—	592	608	—	913
	₩	3,993,873	—	10,772	624	—	111,872
	₩	4,232,231	4,461	303,229	548,051	64,492	264,174

29.
Related Parties and Others, Continued

(In millions of won)	2023
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates
AVATEC Co., Ltd.	₩	—	—	452	—	43,210	11,003
Paju Electric Glass Co., Ltd.		—	15,200	176,831	—	—	4,341
WooRee E&L Co., Ltd.		—	—	7,853	—	—	513
YAS Co., Ltd.		—	—	9,832	17,447	—	5,755
Material Science Co., Ltd.		—	—	—	—	—	179
	₩	—	15,200	194,968	17,447	43,210	21,791

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	₩	231,935	—	22,370	320,555	—	180,539

Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	₩	47,031	—	—	—	—	270
LG Electronics Vietnam Haiphong Co., Ltd.		434,789	—	—	6,108	—	982

29.
Related Parties and Others, Continued

(In millions of won)	2023
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics Nanjing New Technology Co., Ltd.	₩	350,207	—	—	—	—	451
LG Electronics do Brasil Ltda.		29,249	—	—	—	—	316
LG Innotek Co., Ltd.		7,754	—	14,970	—	—	100,272
LG Electronics Mlawa Sp. z o.o.		811,880	—	—	—	—	1,611
LG Electronics Reynosa S.A. DE C.V.		826,547	—	—	—	—	810
LG Electronics Egypt S.A.E		20,225	—	—	—	—	66
LG Electronics Japan, Inc.		114	—	—	24	—	6,254
LG Electronics RUS, LLC		360	—	—	—	—	2,359
LG Electronics U.S.A., Inc.		—	—	—	—	—	2,177
P.T. LG Electronics Indonesia		448,528	—	—	—	—	2,231
LG Electronics Nanjing Vehicle Components Co., Ltd.		1,414	—	—	—	—	—
LG Technology Ventures LLC		—	—	—	—	—	2,596
HI-M Solutek Co., Ltd		—	—	9	—	—	7,316
Others		15	—	142	55	—	1,447
	₩	2,978,113	—	15,121	6,187	—	129,158
	₩	3,210,048	15,200	232,459	344,189	43,210	331,488

29.
Related Parties and Others, Continued
(c)
Trade accounts and notes receivable and payable as of December 31, 2022 and 2023 are as follows:

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2022		December 31, 2023	December 31, 2022	December 31, 2023
Associates	₩	—
AVATEC Co., Ltd.		—	—	3,756	4,775
Paju Electric Glass Co., Ltd.		—	—	30,431	56,136
WooRee E&L Co., Ltd.		878	695	1,502	2,219
YAS Co., Ltd.		—	—	7,680	12,483
Material Science Co., Ltd.		—	—	—	118
	₩	878	695	43,369	75,731

Entity that has significant influence over the Controlling Company
LG Electronics Inc. (*1)	₩	69,447	63,284	99,934	1,140,260

Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	₩	5,669	2,013	15	35
LG Electronics Vietnam Haiphong Co., Ltd.		50,173	76,952	53	1,403
LG Electronics Nanjing New Technology Co., Ltd.		30,018	38,502	—	27
LG Electronics do Brasil Ltda.		10,997	6,252	—	32
LG Innotek Co., Ltd. (*2)		3,838	3,002	209,032	216,049

29.
Related Parties and Others, Continued

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2022		December 31, 2023	December 31, 2022	December 31, 2023
LG Electronics Mlawa Sp. z o.o.	₩	94,346	101,357	155	—
LG Electronics Reynosa, S.A. DE C.V.		16,760	64,208	167	109
LG Electronics Japan, Inc.		—	114	566	632
P.T. LG Electronics Indonesia		45,617	46,146	195	108
LG Electronics Taiwan Taipei Co., Ltd.		—	—	77	115
LG Electronics Egypt S.A.E		—	369	—	1
Others		2,260	251	4,574	2,184
	₩	259,678	339,166	214,834	220,695
	₩	330,003	403,145	358,137	1,436,686

(*1) Trade accounts and note payable and others for LG Electronics Inc. as of December 31, 2023 includes long-term borrowings of ~~W~~1,000,000 million. (see note 12(c))

(*2) Trade accounts and note payable and others for LG Innotek Co., Ltd. as of December 31, 2023 and 2022 Includes deposits received amount ~~W~~180,000 million from lease agreement.

29.
Related Parties and Others, Continued
(d)
Details of significant financing transactions with related parties for the years ended December 31, 2021 and 2023 are as follows:

(In millions of won)
	2021
Associates	Loans		Collection of loans
WooRee E&L Co., Ltd.	₩	878	—

(In millions of won)
2023
Entity that has significant influence over the Controlling Company	Borrowings
LG Electronics Inc.(*)	₩ 1,000,000

Associates	Collection of loans
WooRee E&L Co., Ltd.	₩ 183

(*) The Group entered into a loan agreement with LG Electronics Inc. on March 27, 2023 for a total borrowing amount of ~~W~~1,000,000 million, and received ~~W~~650,000 million on March 30, 2023 and ~~W~~350,000 million on April 20, 2023. The repayment plan is instalment payment for a period of one year, granting grace period of two years and the maturity date is March 30, 2026 (see note 12(c)).

There were no significant financing transactions with related parties for the year ended December 31, 2022.

29.
Related Parties and Others, Continued
(e)
Key management personnel compensation

Compensation costs of key management for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Short-term benefits	₩	3,747	2,305	2,291
Expenses related to the defined benefit plan		366	417	355
	₩	4,113	2,722	2,646

Key management refers to the registered directors who have significant control and responsibilities over the Controlling Company’s operations and business.